OTHER NON-OPERATING GAIN / (LOSS), NET	12 Months Ended
Dec. 31, 2025
Other Non-Operating Gain, Net [Abstract]
OTHER NON-OPERATING GAIN / (LOSS), NET	OTHER NON-OPERATING GAIN / (LOSS), NET
Other non-operating gain/ (loss), net consisted of the following for the year ended December 31:

	2025	2024	2023
Gain / (loss) on Money Market Funds classified as cash and cash equivalents	1	—	—
Change in fair value of warrants	(1)	—	—
Change in fair value of put option liability	(2)	3	(3)
Income from sale of scrap metal	—	—	2
(Loss)/gain on foreign currency purchase and sale, net	(3)	—	(7)
Insurance compensation	5	—	—
Other loss	—	(1)	—

Other non-operating (loss) / gain, net	—	2	(8)

During the year ended December 31, 2025, the Group received insurance compensation of US$10 under voluntary property damage and business interruption insurance policies covering losses incurred from the military conflict in Ukraine that began in February 2022. Management allocated the compensation based on the nature of underlying insured losses: (i) US$5 for property damage (recognized in other non-operating income and presented within investing activities; and (ii) US$5 for business interruption (recognized in other operating income and presented within operating activities). The US$10 represents full and final settlement of all claims under the relevant policies, with no further amounts receivable.